LEASES (Tables)	12 Months Ended
Dec. 31, 2015
LEASES [Abstract]
Summary of future minimum lease payments under non-cancelable operating leases

A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2015, follows:

(In thousands)
2016	$1,054
2017	862
2018	809
2019	720
2020	666
2021 and thereafter	253
Total	$4,364